Share capital (Details Narrative) - SEK (kr) kr / shares in Units, kr in Thousands	Jun. 30, 2026	May 27, 2026	May 26, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Nominal value per share				kr 0.004585
Warrants issued	10,799,136
Common shares [member]
IfrsStatementLineItems [Line Items]
Dividend paid		kr 555	kr 555
Dividend shares		121,106,421	38,439,933
Common stock dividend par value		kr 0.00458495	kr 0.01444504
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued	34,341,252